Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Central Index Key	0001533490
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013